Note 5 - Notes Payable (Details) - Notes Payable (USD $)		12 Months Ended
	Feb. 05, 2005	Dec. 31, 2013 Mortgages [Member]	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2013 Notes Payable to Banks [Member]	Dec. 31, 2012 Notes Payable to Banks [Member]
Note 5 - Notes Payable (Details) - Notes Payable [Line Items]
Outstanding Principal		$ 562,910	$ 988,393	$ 506,240	$ 490,220	$ 1,962,792	$ 2,000,000
Current Interest Rate	5.05%	5.05%	5.05%	3.25%	3.25%	3.00%	3.00%
Maturity Date		Mar. 01, 2015	Mar. 01, 2015	Sep. 25, 2015	Sep. 29, 2013	Nov. 05, 2017	Nov. 05, 2017
Interest Expense		38,365	59,363	16,555	8,298	60,188	9,333
Interest Paid		$ 40,155	$ 61,066	$ 16,555	$ 8,320	$ 55,289